Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment

The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50

Summary of Derivative Position

Following is the derivatives position as of December 31, 2018 and 2017:

	Currency	Notional amount	Type	Due	Avg Price (1)	Fair value
2018
	Brazilian reais	$9,700	Purchase	Mar- 19	4.19	(760)
	Chile pesos	$7,000	Purchase	Jan / Feb- 19	689.29	92
	Mexican pesos	$2,000	Sell	Feb - 19	19.75	n/m
2017
	Argentine pesos	$2,000	Purchase	Jan-18	17.835	115
	Chile pesos	$8,500	Purchase	Jan-18	634.49	(260)
Mexican pesos		$7,000	Sell	Jan / Feb-18	19.27	(214)

(1)	In each respective currency.

Cumulative Effect of the Revenue Accounting Changes to Consolidated Balance Sheet

The cumulative effect of the revenue accounting changes made to our consolidated balance sheet as of January 1, 2018 were as follows:

	Balance at December 31, 2017		Adjustments (1)	Balance at January 1, 2018
Current Assets	$			$
Accounts Receivables		198,273	15,407		213,680
Current Liabilities
Deferred Revenue		30,113	(27,455)		2,658
Shareholders’ Equity
Accumulated losses		(367,616)	42,862		(324,754)

(1)	Net of tax effect